Share-Based Compensation - Stock option activity (Details)					12 Months Ended
	Sep. 25, 2020 $ / shares	Aug. 11, 2020 $ / shares	Mar. 31, 2020 $ / shares	Sep. 23, 2019 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / shares
Stock Option 2019 Plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance							578,468
Number of units/share, balance | shares				6,000,000
Number of units/shares, Exercised							(524,387)
Number of units/shares, Expired							(54,081)
Number of units/shares, Balance								578,468
Weighted average exercise price, Balance							$ 2.36
Weighted average exercise price, Granted	$ 3.35	$ 3.9	$ 2.74
Weighted average exercise price, Exercised							2.37
Weighted average exercise price, Expired							$ 2.27
Weighted average exercise price, Balance								$ 2.36
Weighted average remaining contractual term, Balance (in years)							0 years	6 months 14 days
Weighted average remaining contractual term, Balance (in years)						0 years
CMVT | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance | shares					2,291,000	2,671,000
Number of units/share, balance | shares					288,000		2,791,000
Number of units/shares, Forfeited | shares						(380,000)	(120,000)
Number of units/shares, Balance | shares					1,289,500	2,291,000	2,671,000
Number of units/shares, Exercisable | shares					572,750
Effect of capital reduction | shares					(1,289,500)
Weighted average exercise price, Balance					$ 0.36	$ 0.36
Weighted average exercise price, Granted					0.33		$ 0.36
Weighted average exercise price, Effect of capital reduction					0.36
Weighted average exercise price, Forfeited						0.36	0.36
Weighted average exercise price, Balance					0.50	$ 0.36	$ 0.36
Weighted average exercise price, Exercisable					$ 0.50
Weighted average remaining contractual term, Balance (in years)					1 year 6 months	2 years 6 months	3 years 6 months
Liqxtal Technology Inc | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance						910,000
Number of units/share, balance							1,000,000
Number of units/shares, Exercised						(840,000)
Number of units/shares, Forfeited						(70,000)	(90,000)
Number of units/shares, Balance							910,000
Weighted average exercise price, Balance						$ 0.65
Weighted average exercise price, Granted							$ 0.65
Weighted average exercise price, Exercised						0.65
Weighted average exercise price, Forfeited						$ 0.65	0.65
Weighted average exercise price, Balance							$ 0.65
Weighted average remaining contractual term, Balance (in years)							1 year
Emza
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance | shares					0	0
Number of units/share, balance | shares						150,940
Number of units/shares, Forfeited | shares						(1,797)
Number of units/shares, Expired | shares						(149,143)
Number of units/shares, Balance | shares						0	0
Weighted average exercise price, Balance					$ 0	$ 0
Weighted average exercise price, Granted						20.49
Weighted average exercise price, Forfeited						20.49
Weighted average exercise price, Expired						20.49
Weighted average exercise price, Balance						$ 0	$ 0
Emza | Stock options 2022 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Weighted average remaining contractual term, Balance (in years)						6 years 1 month 9 days